Selling Expense - Schedule of Selling Expense (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Selling Expense [Abstract]
Salaries and employment benefits	¥ 129,327		¥ 97,000	¥ 61,843
Advertising and marketing expenses	71,472		47,927	21,606
Share-based compensation expenses	10,642		6,514	110
Rental and utilities expenses	6,961		5,323	5,263
Office expenses	5,877		3,658	2,132
Travelling expenses	1,689		1,927	1,655
Depreciation and amortizations	444		289	383
Business development	384		471	466
Others	3,642		1,556	1,155
Total	¥ 230,438	$ 35,316	¥ 164,665	¥ 94,613